Segment information	12 Months Ended
Mar. 31, 2024
Segment Information
Segment information

5. Segment information

For management purposes, the Group is organized into lines of business (LOBs) based on its products and services and has three reportable segments as mentioned below. The LOBs offer different products and services, and are managed separately because the nature of products and/ or methods used to distribute the services are different. For each of these LOBs, the Chief Executive Officer (CEO) reviews internal management reports for making decisions related to performance evaluation and resource allocation. Thus, the CEO is construed to be the Chief Operating Decision Maker (CODM). The CODM uses Adjusted Margin, a non IFRS measure, to assess segment profitability and in deciding how to allocate resources and in assessing performance. The Adjusted Margin is arrived at by (i) adding back customer inducement costs including customers incentives, customer acquisition cost and loyalty program costs, which are recorded as a reduction of revenue, and (ii) reducing service costs, from the ‘Revenue as per IFRS - Rendering of services.’

The following summary describes the operations in each of the Group’s reportable segments:

1. Air Ticketing: Through internet, mobile based platform and call-centers, the Group provides the facility to book and service international and domestic air tickets to ultimate customers through B2C (Business to Consumer), Business to Enterprise (B2E) and B2B2C (Business to Business to Consumer) channels.

2. Hotels and Packages: Through an internet and mobile based platform and call-centers, the group provides holiday packages and hotel reservations. For internal reporting purpose, the revenue related to Airline Ticketing issued as a component of group developed holiday package is assigned to Hotel and Package segment and is recorded on a gross basis. The hotel reservations form integral part of the holiday packages and, accordingly, is treated as one reportable segment due to similarities in the nature of services

3. Other services primarily include the income from sale of rail and bus tickets and income from freight forwarding services. The Other services do not meet any of the quantitative thresholds to be a reportable segment for any of the periods presented in these consolidated financial statements. However, management has considered this as the reportable segment and disclosed it separately, since the management believes that information about the segment would be useful to users of the consolidated financial statements.

During the year ended March 31, 2023, the management has made certain changes in the presentation of segment information, among other matters, to align with recent changes in the internal management reports. These changes include (a) presentation of Revenue as per IFRS from rendering of services as starting point in the segment information instead of ‘Segment revenue’ (where segment revenue was arrived at after adding back customer inducement and acquisition cost to Revenue as per IFRS), (b) change in manner of presenting non-reportable segments, (c) consequential changes in presentation of reconciliation, and (d) change in nomenclature of segment profitability measure from ‘segment result’ to ‘Adjusted Margin.’ The management has also made corresponding changes in the segment information for the years ended March 31, 2022. Apart from the revisions in the presentations and nomenclatures used, there is no change in the profitability measure that is used by the CODM for making decisions

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Information about Reportable Segments:

	Reportable segments
	Air Ticketing			Hotels and Packages			Other Services			Total
Particulars	March 31			March 31			March 31			March 31
	2022	2023	2024	2022	2023	2024	2022	2023	2024	2022	2023	2024

Revenue as per IFRS - Rendering of services*	1,150,474	1,779,972	1,729,305	520,740	1,471,270	1,693,962	146,178	154,306	160,531	1,817,392	3,405,548	3,583,798
Customer inducement and acquisition costs	1,060,600	2,555,320	2,773,118	237,695	263,756	312,206	15,326	23,380	18,544	1,313,621	2,842,456	3,103,868
Service cost	-	-	-	(159,284)	(669,099)	(866,039)	-	-	-	(159,284)	(669,098)	(866,039)
Adjusted margin	2,211,074	4,335,292	4,502,423	599,151	1,065,927	1,140,129	161,504	177,685	179,075	2,971,729	5,578,904	5,821,627

Other revenue #										171,984	421,717	606,099
Other income										158,648	152,520	102,362
Customer inducement and acquisition costs (recorded as a reduction of revenue)										(1,313,621)	(2,842,455)	(3,103,868)
Personnel expenses										(1,021,881)	(1,148,434)	(1,348,215)
Marketing and sales promotion expenses										(124,147)	(336,472)	(459,935)
Other operating expenses										(893,313)	(1,554,963)	(1,579,352)
Finance cost										(100,453)	(326,399)	(286,998)
Depreciation and amortization										(308,153)	(190,152)	(197,527)
Impairment of goodwill										-	-	-
Finance income										47,816	28,944	170,714
Share of loss of joint venture										41,616	-	-
Change in fair value of warrants gain										32,756	-	-
Listing and related expenses										(55,816)	(23,591)	(54,238)
Impairment of loan to joint venture										(72,719)	(1,000)	-
Loss before taxes										(465,554)	(241,380)	(329,331)
Tax expense										(16,906)	(46,788)	(37,174)
Loss for the period										(482,462)	(288,168)	(366,505)

*	There were no inter-segment revenue during the year ended March 31, 2024, March 31, 2023 and, March 31, 2022. This amount constitutes of ‘revenue from external customer only.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

#	Other revenue primarily comprises the advertisement income from hosting advertisements on our internet web-sites, income from sale of coupons and vouchers and income from facilitating website access to travel insurance companies. The operations do not meet any of the quantitative thresholds to be a reportable segment for any of the periods presented in these consolidated financial statements.

Assets and liabilities are not identified to any reportable segments, since the Group uses them interchangeably across segments and, consequently, the Management believes that it is not practicable to provide segment disclosures relating to total assets and liabilities.

Reconciliation of Reportable Segments Revenue to the Group’s Total Revenue:

Particulars	Total
	March 31
	2,022	2,023	2,024
Revenue as per IFRS - Rendering of services	1,817,392	3,405,548	3,583,798
Other Revenue	171,984	421,717	606,099
Total Revenue	1,989,376	3,827,265	4,189,897

Geographical Information:

Given that Company’s products and services are available on a technology platform to customers globally, consequently, the necessary information to track accurate geographical location of customers is not available.

Non-current assets are disclosed based on respective physical location of the assets

	Non current assets*
	March 31, 2023	March 31, 2024

India	1,025,568	1,147,306
Others	-	-
Total	1,025,566	1,147,306

*	Non-current assets presented above represent property, plant and equipment, right-of-use assets and intangible assets and goodwill.

Major Customers:

Considering the nature of business, customers normally include individuals and business enterprises. Further, none of the corporate and other customers account for more than 10% or more of the Group’s revenues in any of the three years presented.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)